Summary of Fair Value assets Measured On Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 1,609,694	$ 5,144,211
Short-term investments	50,000	50,000
Total assets	1,659,694	5,194,211
Level 1 [Member]
Assets:
Cash and cash equivalents	1,609,694	5,144,211
Total assets	1,609,694	5,144,211
Level 2 [Member]
Assets:
Short-term investments	50,000	50,000
Total assets	$ 50,000	$ 50,000